Debt (Schedule of Borrowings) (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Debt Instrument [Line Items]
Capital lease obligations	$ 0.6	$ 0.6
Unamortized debt issuance costs	(10.2)	(13.2)
Total debt	809.8	887.6
Term Loan A [Member] | July Thirteenth Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Long-term debt	444.4	525.2
Public Bonds [Member] | October Fifteen Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Long-term debt	$ 375.0	$ 375.0